Trade and Other Receivables - Schedule of Changes in the Allowance for Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Balance at the beginning of the year	R$ 6,925	R$ 5,339
Increases	7,505	2,358
Reversals	(1,707)	(772)
Balance at the end of the year	R$ 12,723	R$ 6,925